ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	$ 28	$ 19,523
Qatar Airways
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	0	257
Delta Air Lines, Inc.
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	0	19,228
Parque de Chile S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	2	2
Rio Dulce SA
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	0	1
Inversiones Costa Verde Ltda. y CPA.
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	25	35
Inversora Aeronáutica Argentina S.A.
Accounts Receivable From/Payable To Related Entities [Line Items]
Current assets	$ 1	$ 0